Note 13 - Property and Equipment, Net - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment gross	$ 6,546	$ 6,492	$ 3,111
Less: accumulated depreciation	(2,700)	(2,503)	(1,865)
Property and equipment, net	3,846	3,989	1,246
Building [Member]
Property and equipment gross	2,116	2,116	0
Vehicles [Member]
Property and equipment gross	585	595	0
Furniture and Fixtures [Member]
Property and equipment gross	543	527	128
Land [Member]
Property and equipment gross	184	184	0
Leasehold Improvements [Member]
Property and equipment gross	167	124	48
Computer Equipment [Member]
Property and equipment gross	117	117	72
Rental Equipment [Member]
Property and equipment gross	63	60	38
Appliques [Member]
Property and equipment gross	2,160	2,160	2,160
Website Development [Member]
Property and equipment gross	611	587	665
Construction in Progress [Member]
Property and equipment gross	$ 0	$ 22	$ 0